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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-06106

                      Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 7/31/13

 Shares

 Value

 COMMON STOCKS - 99.5%

 Energy - 10.8%

 Oil & Gas Drilling - 0.8%

 904,700

 Precision Drilling Corp.

 $

 9,227,940

 Oil & Gas Equipment & Services - 3.7%

 99,622

 Oil States International, Inc. *

 $

 9,686,247

 493,900

 Superior Energy Services, Inc. *

 12,653,718

 1,351,000

 Weatherford International, Ltd./Switzerland *

 18,859,960

 $

 41,199,925

 Integrated Oil & Gas - 1.1%

 171,100

 Murphy Oil Corp.

 $

 11,586,892

 Oil & Gas Exploration & Production - 4.5%

 159,200

 Cimarex Energy Co.

 $

 12,167,656

 463,500

 Marathon Oil Corp.

 16,852,860

 405,800

 Whiting Petroleum Corp. *

 20,886,526

 $

 49,907,042

 Oil & Gas Refining & Marketing - 0.7%

 225,600

 Valero Energy Corp.

 $

 8,069,712

 Total Energy

 $

 119,991,511

 Materials - 6.6%

 Diversified Chemicals - 2.0%

 276,900

 Eastman Chemical Co.

 $

 22,271,067

 Specialty Chemicals - 1.0%

 141,900

 Cytec Industries, Inc.

 $

 11,054,010

 Metal & Glass Containers - 1.4%

 358,500

 Crown Holdings, Inc. *

 $

 15,713,055

 Steel - 0.9%

 186,800

 Carpenter Technology Corp.

 $

 9,765,904

 Paper Products - 1.3%

 291,200

 International Paper Co.

 $

 14,067,872

 Total Materials

 $

 72,871,908

 Capital Goods - 7.8%

 Building Products - 0.1%

 27,920

 Owens Corning *

 $

 1,102,561

 Construction & Engineering - 1.2%

 211,000

 Fluor Corp.

 $

 13,200,160

 Electrical Components & Equipment - 2.1%

 341,800

 Eaton Corp Plc

 $

 23,567,110

 Construction & Farm Machinery & Heavy Trucks - 2.8%

 185,700

 Joy Global, Inc.

 $

 9,192,150

 222,900

 PACCAR, Inc.

 12,542,583

 298,500

 Terex Corp. *

 8,799,780

 $

 30,534,513

 Industrial Machinery - 1.6%

 108,800

 Pentair, Ltd.

 $

 6,645,504

 135,700

 Stanley Black & Decker, Inc.

 11,482,934

 $

 18,128,438

 Total Capital Goods

 $

 86,532,782

 Commercial Services & Supplies - 1.4%

 Human Resource & Employment Services - 1.4%

 423,900

 Robert Half International, Inc.

 $

 15,786,036

 Total Commercial Services & Supplies

 $

 15,786,036

 Transportation - 2.4%

 Airlines - 1.1%

 887,300

 Southwest Airlines Co.

 $

 12,271,359

 Trucking - 1.3%

 228,300

 Ryder System, Inc.

 $

 14,118,072

 Total Transportation

 $

 26,389,431

 Automobiles & Components - 3.3%

 Auto Parts & Equipment - 1.5%

 345,100

 Tenneco, Inc. *

 $

 16,678,683

 Tires & Rubber - 1.8%

 1,042,300

 The Goodyear Tire & Rubber Co. *

 $

 19,282,550

 Total Automobiles & Components

 $

 35,961,233

 Consumer Durables & Apparel - 2.2%

 Homebuilding - 0.5%

 308,000

 DR Horton, Inc.

 $

 6,190,800

 Housewares & Specialties - 1.7%

 405,000

 Jarden Corp. *

 $

 18,415,350

 Total Consumer Durables & Apparel

 $

 24,606,150

 Retailing - 4.4%

 Department Stores - 1.6%

 354,000

 Macy's, Inc.

 $

 17,112,360

 Apparel Retail - 1.8%

 249,752

 American Eagle Outfitters, Inc.

 $

 4,905,129

 229,600

 Ross Stores, Inc.

 15,491,112

 $

 20,396,241

 Computer & Electronics Retail - 1.0%

 279,300

 Rent-A-Center, Inc. *

 $

 11,169,207

 Total Retailing

 $

 48,677,808

 Food, Beverage & Tobacco - 3.2%

 Soft Drinks - 1.0%

 284,600

 Coca-Cola Enterprises, Inc.

 $

 10,683,884

 Agricultural Products - 0.7%

 121,300

 Ingredion, Inc.

 $

 8,151,360

 Packaged Foods & Meats - 1.5%

 237,500

 Campbell Soup Co.

 $

 11,115,000

 77,300

 Green Mountain Coffee Roasters, Inc. *

 5,966,014

 $

 17,081,014

 Total Food, Beverage & Tobacco

 $

 35,916,258

 Health Care Equipment & Services - 7.3%

 Health Care Equipment - 4.3%

 429,900

 CareFusion Corp. *

 $

 16,581,243

 791,900

 Hologic, Inc. *

 17,976,130

 158,200

 Zimmer Holdings, Inc.

 13,206,536

 $

 47,763,909

 Managed Health Care - 3.0%

 173,100

 Cigna Corp.

 $

 13,472,373

 213,430

 Humana, Inc.

 19,477,622

 $

 32,949,995

 Total Health Care Equipment & Services

 $

 80,713,904

 Pharmaceuticals, Biotechnology & Life Sciences - 3.2%

 Pharmaceuticals - 3.2%

 150,300

 Actavis, Inc. *

 $

 20,180,781

 103,800

 Jazz Pharmaceuticals Plc *

 7,837,938

 94,224

 Salix Pharmaceuticals, Ltd. *

 6,963,154

 $

 34,981,873

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 34,981,873

 Banks - 6.2%

 Diversified Banks - 0.8%

 198,100

 Comerica, Inc.

 $

 8,427,174

 Regional Banks - 5.4%

 367,700

 CIT Group, Inc. *

 $

 18,425,447

 317,300

 First Republic Bank

 13,704,187

 703,500

 KeyCorp

 8,646,015

 1,915,500

 Regions Financial Corp.

 19,174,155

 $

 59,949,804

 Total Banks

 $

 68,376,978

 Diversified Financials - 7.8%

 Specialized Finance - 1.2%

 411,000

 The NASDAQ OMX Group, Inc.

 $

 13,316,400

 Consumer Finance - 3.0%

 351,000

 Discover Financial Services, Inc.

 $

 17,378,010

 654,100

 SLM Corp.

 16,162,811

 $

 33,540,821

 Asset Management & Custody Banks - 3.6%

 283,800

 Ameriprise Financial, Inc.

 $

 25,258,200

 357,500

 Walter Investment Management Corp. *

 14,224,925

 $

 39,483,125

 Total Diversified Financials

 $

 86,340,346

 Insurance - 8.1%

 Insurance Brokers - 1.5%

 389,100

 Willis Group Holdings Plc

 $

 16,653,480

 Life & Health Insurance - 2.0%

 276,000

 Lincoln National Corp.

 $

 11,500,920

 348,600

 Unum Group

 11,029,704

 $

 22,530,624

 Multi-line Insurance - 1.5%

 538,900

 Hartford Financial Services Group, Inc.

 $

 16,630,454

 Property & Casualty Insurance - 3.1%

 316,788

 Axis Capital Holdings, Ltd.

 $

 13,799,285

 397,400

 The Allstate Corp.

 20,259,452

 $

 34,058,737

 Total Insurance

 $

 89,873,295

 Real Estate - 5.7%

 Diversified REIT's - 0.9%

 609,800

 Duke Realty Corp.

 $

 10,043,406

 Residential REIT's - 1.9%

 314,200

 American Campus Communities, Inc.

 $

 12,068,422

 131,100

 Home Properties, Inc.

 8,365,491

 $

 20,433,913

 Retail REIT's - 0.9%

 461,700

 Kimco Realty Corp.

 $

 10,411,335

 Specialized REIT's - 2.0%

 211,400

 HCP, Inc.

 $

 9,274,118

 482,300

 Pebblebrook Hotel Trust

 12,853,295

 $

 22,127,413

 Total Real Estate

 $

 63,016,067

 Software & Services - 4.0%

 IT Consulting & Other Services - 1.3%

 355,000

 Amdocs, Ltd.

 $

 13,656,850

 Data Processing & Outsourced Services - 1.1%

 283,300

 Fidelity National Information Services, Inc.

 $

 12,227,228

 Systems Software - 1.6%

 669,200

 Symantec Corp.

 $

 17,854,256

 Total Software & Services

 $

 43,738,334

 Technology Hardware & Equipment - 4.2%

 Communications Equipment - 1.4%

 2,363,000

 Brocade Communications Systems, Inc. *

 $

 15,737,580

 Computer Hardware - 1.1%

 334,081

 NCR Corp. *

 $

 12,026,916

 Office Electronics - 1.7%

 1,960,900

 Xerox Corp.

 $

 19,020,730

 Total Technology Hardware & Equipment

 $

 46,785,226

 Semiconductors & Semiconductor Equipment - 5.8%

 Semiconductors - 5.8%

 227,500

 Analog Devices, Inc.

 $

 11,229,400

 1,379,600

 Marvell Technology Group, Ltd.

 17,893,412

 718,700

 Skyworks Solutions, Inc. *

 17,263,174

 388,700

 Xilinx, Inc.

 18,148,403

 $

 64,534,389

 Total Semiconductors & Semiconductor Equipment

 $

 64,534,389

 Utilities - 5.1%

 Electric Utilities - 3.1%

 264,300

 Northeast Utilities

 $

 11,737,563

 463,600

 PNM Resources, Inc.

 10,885,328

 335,600

 Westar Energy, Inc.

 11,272,804

 $

 33,895,695

 Gas Utilities - 1.0%

 254,800

 AGL Resources, Inc.

 $

 11,667,292

 Multi-Utilities - 1.0%

 306,300

 Ameren Corp.

 $

 10,968,603

 Total Utilities

 $

 56,531,590

 TOTAL COMMON STOCKS

 (Cost $890,697,807)

 $

 1,101,625,119

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 0.5%

 Repurchase Agreements - 0.5%

 5,805,000

 TD Securities, Inc., 0.05%, dated 7/31/13, repurchase price of

 $5,805,000 plus accrued interest on 8/1/13 collateralized by $5,921,194

 U.S. Treasury Notes, 0.625%, 7/15/16

 $

 5,805,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $5,805,000)

 $

 5,805,000

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 $

 1,107,430,119

 (Cost $896,502,807) (a)

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 436,784

 TOTAL NET ASSETS - 100.0%

 $

 1,107,866,903

 *

 Non-income producing security.

 (a)

 At July 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $897,681,682 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 214,493,032

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,744,595)

 Net unrealized appreciation

 $

 209,748,437

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Fund's investments:

 Level 1

 Level  2

 Level  3

 Total

 Common Stocks

  $     1,101,625,119

  $                      -

  $                   -

  $      1,101,625,119

 Repurchase Agreement

                             -

            5,805,000

                     -

                 5,805,000

 Total

  $     1,101,625,119

  $        5,805,000

  $                   -

  $      1,107,430,119

 During the period ended July 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Mid Cap Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 27, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 27, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 27, 2013 * Print the name and title of each signing officer under his or her signature.